Segment information (Detail) - Financial Position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total assets	$ 1,066,696	$ 1,086,352
Total liabilities	153,573	133,211
Europe [Member]
Statement Line Items [Line Items]
Total assets	542,935	501,700
Total liabilities	10,512	6,244
Africa [Member]
Statement Line Items [Line Items]
Total assets	455,121	472,411
Total liabilities	125,300	117,394
North America [Member]
Statement Line Items [Line Items]
Total assets	68,640	112,241
Total liabilities	17,761	9,573
Total [Member]
Statement Line Items [Line Items]
Total assets	1,066,696	1,086,352
Total liabilities	$ 153,573	$ 133,211